Taxation (Components of Income before Income Taxes) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income/(loss) before income tax expense
Income/(loss) from China operations			$ 153,708	$ 154,514	$ (89,150)
Income/(loss) from non-China operations			(22,141)	(57,815)	19,079
Income/(loss) before income tax expense			131,567	96,699	(70,071)
Income tax expense applicable to China operations
Current tax			31,089	24,255	9,026
Deferred tax			26,207	102,652	11,191
Subtotal income tax expense applicable to China operations			57,296	126,907	20,217
Non-China income tax expense			4,817	6,207	7,887
Non-China withholding tax expense			183	112	324
Total income tax expense from continuing operations			62,296	133,226	28,428
Additional income tax withholded in disribution of cash dividends	$ 88,000	$ 47,000
CHINA
Income tax expense applicable to China operations
Total income tax expense from continuing operations			57,300	126,900	20,200
Accrued Income Taxes			48,400	40,700	32,600
Additional income tax withholded in disribution of cash dividends				88,000
Reversal of Accrued Income Taxes				6,900	19,500
United States
Income tax expense applicable to China operations
Non-China income tax expense			$ 5,000	$ 6,000	$ 8,000